Fees Summary	Sep. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 254,405,000.00
Total Fee Amount	35,133.33
Total Offset Amount	0.00
Net Fee	$ 35,133.33
Offering Table N/A
Offset Table N/A	N/A